FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /   /     (a)
        or fiscal year ending:           12/31/99 (b)

Is this a transition report? (Y/N)                    N

Is this an amendment to a previous filing?  (Y/N)     N


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.      A.     Registrant Name: United of Omaha Separate Account C

        B.     File Number:  811-8190

        C.     Telephone Number:  (402) 351-5225

2.      A.     Street:  Mutual of Omaha Plaza

        B.     City:  Omaha  C.  State:  NE   D.  Zip Code: 68175  Zip Ext:1008

        E.     Foreign Country:                 Foreign Postal Code:

3.      Is this the first filing on this form by Registrant?  (Y/N)          N

4.      Is this the last filing on this form by Registrant?  (Y/N)           N

5.      Is Registrant a small business investment company (SBIC)?  (Y/N)     N
        [If answer is "Y" (Yes), complete only items 89 through 110.]

6.      Is Registrant a unit investment trust (UIT)?  (Y/N)                  Y
        [If answer is "Y" (Yes) complete only items 111 through 132.]

7.      A.     Is Registrant a series or multiple portfolio company? (Y/N)
               [If answer is "N" (No), go to item 8.]

        B. How many separate series or portfolios did Registrant have at the end of the period?

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For period ending   12/31/99
File number   811-8190

UNIT INVESTMENT TRUSTS
111.    A.     [/]    Depositor Name:  United of Omaha Life Insurance Company

        B.     [/]    File Number (If any):

        C.     [/]    City: Omaha   State: NE  Zip Code: 68175  Zip Ext.:1008

               [/]    Foreign Country:               Foreign Postal Code:

111.    A.     [/]    Depositor Name:

        B.     [/]    File Number (If any):

        C.     [/]    City:         State:     Zip Code:        Zip Ext.:

               [/]    Foreign Country:              Foreign Postal Code:

112.    A.     [/]    Sponsor Name:

        B.     [/]    File Number (If any):

        C.     [/]    City:         State:    Zip Code:       Zip Ext.:

               [/]    Foreign Country:              Foreign Postal Code:

112.    A.     [/]    Sponsor Name:

        B.     [/]    File Number (If any):

        C.     [/]    City:         State:    Zip Code:      Zip Ext.:

               [/]    Foreign Country:              Foreign Postal Code:

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For period ending   12/31/99
File number   811-8190

113.    A.    [/]  Trustee Name:

        B.    [/]  City:        State:      Zip Code:       Zip Ext.:

              [/]  Foreign Country:         Foreign Postal Code:

113.    A.    [/]  Trustee Name:

        B.    [/]  City:        State:      Zip Code:       Zip Ext.:

              [/]  Foreign Country:         Foreign Postal Code:

114.    A.    [/]  Principal Underwriter Name: Mutual of Omaha Investor
                                                  Services, Inc.
        B.    [/]  File Number 8-137-82

        C.    [/]  City: Omaha   State: NE    Zip Code: 68175    Zip Ext.:1008

              [/]  Foreign Country:         Foreign Postal Code:

114.    A.    [/]    Principal Underwriter Name:

        B.    [/]    File Number 8-

        C.    [/]    City:          State:      Zip Code:        Zip Ext.:

              [/]    Foreign Country:        Foreign Postal Code:

115.    A.    [/]    Independent Public Accountant Name:  DeLoitte & Touche, LLP

        B.    [/]    City:  Omaha   State:  NE   Zip Code: 68102    Zip Ext.:

              [/]    Foreign Country:        Foreign Postal Code:

115.    A.    [/]    Independent Public Accountant Name:  Coopers & Lybrand

        B.    [/]    City:   Omaha  State:  NE    Zip Code: 68102   Zip Ext.:

              [/]    Foreign Country:        Foreign Postal Code:

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                                                       If filing more than one
                                                       Page 49, "X" box: [ ]

For period ending   12/31/99
File number   811-8190

116. Family of investment companies information:

      A.     [/] Is Registrant part of a family of investment companies? (Y/N)
                                                                            N

      B.     [/] Identify the family in 10 letters:

           (Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A.     [/] Is Registrant a separate account of an insurance company? (Y/N)
                                                                            Y

        If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

        B.     [/]    Variable annuity contracts?  (Y/N)                    Y


        C.     [/]    Scheduled premium variable life contracts?  (Y/N)     N


        D.     [/]    Flexible premium variable life contracts?  (Y/N)      N


        E.     [/]    Other types of insurance products registered under the
                      Securities Act of 1933?  (Y/N)                        N


118.  [/] State the number of series  existing at the end of the period that had
          securities registered under the Securities Act of 1933             3

119.  [/] State the number of new series for which registration statements under
          the Securities Act of 1933 became effective during the period      0

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
                                                                            $0

121.  [/] State  the  number of  series  for which a current  prospectus  was in
          existence as the end of the period                                 3

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period 0

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                                                       If filing more than one
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For period ending   12/31/99
File number   811-8190


123.  [/] State   the  total  value  of  the  additional  units  considered   in
          answering item 122 ($000's omitted)                            $ 0

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in
          the subsequent series) ($000's omitted)                        $ 0

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
          of units of all series of Registrant ($000's omitted)         $6,836

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
          ($000's omitted)                                              $  0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                         Number of  Total Assets    Total Income
                                           Series    ($000's       Distributions
                                         Investing    omitted)  ($000's omitted)
                                     ------------ ------------- ----------------

 A.   U.S. Treasury direct issue            ----      $---------    $-----------

 B.   U.S. Government agency                ----      $---------    $-----------

 C.   State and municipal tax-free          ----      $---------    $-----------

 D.   Public utility debt                   ----      $---------    $-----------

 E.   Brokers or dealers debt or debt of
      brokers' or dealers' parent           ----      $---------    $-----------

 F.   All other corporate intermed. &
      long-term debt                        ----      $---------    $-----------

 G.   All other corporate short-term debt   ----      $---------    $-----------

 H.   Equity securities of brokers or dealers
      or parents of brokers or dealers      ----      $---------    $-----------

 I.   Investment company equity securities  ----      $---------    $-----------

 J.   All other equity securities            3        $1,090,607    $  47,321
                                            ----       ---------     -----------

 K.   Other securities                      ----      $---------    $-----------

 L.   Total assets of all series of
      registrant                            ----      $---------    $-----------

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                                                       If filing more than one
                                                       Page 51, "X" box: [ ]

For period ending   12/31/99
File number   811-8190


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
          issuer?  (Y/N)                                                    N

          [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

          [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)


131.      Total expenses incurred by all series of Registrant during the current
          reporting period ($000's omitted)                           $18,828

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


          811 ----      811 ----       811 ----       811 ----      811 ----
          811 ----      811 ----       811 ----       811 ----      811 ----
          811 ----      811 ----       811 ----       811 ----      811 ----
          811 ----      811 ----       811 ----       811 ----      811 ----
          811 ----      811 ----       811 ----       811 ----      811 ----
          811 ----      811 ----       811 ----       811 ----      811 ----
          811 ----      811 ----       811 ----       811 ----      811 ----
          811 ----      811 ----       811 ----       811 ----      811 ----
          811 ----      811 ----       811 ----       811 ----      811 ----

This report is signed on behalf of the Registrant United of Omaha Separate Account C, State of Nebraska.

Date:   February 28, 2000.

(Name of Registrant, Depositor, or Trustee)


By:       /s/ Thomas J. McCusker, Executive Vice President & General Counsel
          -----------------------------------------------------------------

Witness: /s/ Mary Jo Schettler
         -----------------------
                                       51